SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	[1]
Net revenue
Revenue	$ 1,237,724	¥ 8,616,784	¥ 11,244,114	[1]	¥ 11,534,808
Loan facilitation service
Net revenue
Revenue		5,182,028	7,647,804
Post-origination Service
Net revenue
Revenue		757,783	1,173,108
Account management service
Net revenue
Revenue		2,016,678	1,806,732
Others
Net revenue
Revenue		¥ 660,295	¥ 616,470

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.